FAIR VALUE MEASUREMENTS - Quantitative information regarding the Level 3 inputs (Details)	Dec. 31, 2020 $ / shares Y
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	10.00
Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | Y	5.0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	82.9
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.42
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.0
Public warrant price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	3.30